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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2004

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

                               Michael B. Elefante
                    Name of Institutional Investment Manager

Hemenway & Barnes   60 State Street   Boston,      MA     02109
Business Address       (Street)       (City)    (State)   (Zip)

                                 (617) 227-7940
   Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

       Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2005.

                                     Michael B. Elefante
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

               Name:                 13F File No.:
----------------------------------   -------------
1. Brian C. Broderick (12)*
                                        --------
2. Timothy F. Fidgeon                   28-06169
3. Fiduciary Trust Company                28-471
4. Gannett, Welsh & Kotler               28-4145
5. Roy A. Hammer                         28-5798
6. Kurt F. Somerville (32)*             28-10379
7. U. S. Trust Company, N. A.            28-4052
8.
   -------------------------------      --------
9.
   -------------------------------      --------
10.
    ------------------------------      --------

*    Refers to manager number on attached detail in Item 7.

275057                                                           SEC 1685 (5/91)

                                                                         PAGE: 1

AS OF: DECEMBER 31, 2004     FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                        ITEM 6:                    ITEM 8:
                                                                            ITEM 5:    INVESTMENT             VOTING AUTHORITY
                                                      ITEM 3:    ITEM 4:   SHARES OR   DISCRETION           -------------------
           ITEM 1:                       ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -------------  ITEM 7:  (A)    (B)     (C)
       NAME OF ISSUER                 TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A)  (B)  (C) MANAGERS SOLE   SHARED  NONE
------------------------------------ --------------- --------- ----------- --------- ---  ---  --- -------- ----  -------  ----
A E S CORP.                          COMMON STOCK    00130H105      492721    36044             xx                  36044
ABBOTT LABS                          COMMON STOCK    002824100      311435     6676             xx                   2392
                                                                                                xx    32             4284
AETNA U. S. HEALTHCARE INC.          COMMON STOCK    00817Y108      358656     2875             xx                   2875
AMAZON NOTE CONV SUB DEB             CONV CORPORATE  023135AF3     2054707  2052142             xx                 775714
                                     BONDS                                                      xx    12           160000
                                                                                                xx    32          1116428
AMGEN INC.                           COMMON STOCK    031162100     1249321    19475             xx                   8800
                                                                                                xx    12              750
                                                                                                xx    32             9925
ANALOG DEVICES, INC.                 COMMON STOCK    032654105     1305122    35350             xx                  19850
                                                                                                xx    12             1700
                                                                                                xx    32            13800
APPLIED MATERIALS INC.               COMMON STOCK    038222105      185535    10850             xx                  10850

                                                                         PAGE: 2

AS OF: DECEMBER 31, 2004     FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                        ITEM 6:                    ITEM 8:
                                                                            ITEM 5:    INVESTMENT             VOTING AUTHORITY
                                                      ITEM 3:    ITEM 4:   SHARES OR   DISCRETION           -------------------
           ITEM 1:                       ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -------------  ITEM 7:  (A)    (B)     (C)
       NAME OF ISSUER                 TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A)  (B)  (C) MANAGERS SOLE   SHARED  NONE
------------------------------------ --------------- --------- ----------- --------- ---  ---  --- -------- ----  -------  ----
APTARGROUP INC.                      COMMON STOCK    038336103      711158    13474             xx                   5958
                                                                                                xx    12             1100
                                                                                                xx    32             6416
AUTOMATIC DATA PROCESSING            COMMON STOCK    053015103      415471     9368             xx                   3706
                                                                                                xx    12              400
                                                                                                xx    32             5262
AVERY DENNISON CORP.                 COMMON STOCK    053611109     1076462    17950             xx                   7250
                                                                                                xx    12             1300
                                                                                                xx    32             9400
B P PLC ADR                          COMMON STOCK    055622104     2705672    46330             xx                  17660
                                                                                                xx    12             3370
                                                                                                xx    32            25300
BANK OF AMERICA CORP.                COMMON STOCK    060505104      492737    10486             xx                   6002
                                                                                                xx    32             4484
BEA SYSTEMS INC.                     CORPORATE BONDS 073325AD4     2257772  2252142             xx                 745714
                                                                                                xx    12           150000
                                                                                                xx    32          1356428
BERKSHIRE HATHAWAY INC.              CLASS B         084670207      440400      150             xx                     63
                                                                                                xx    32               87

                                                                         PAGE: 3

AS OF: DECEMBER 31, 2004     FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                        ITEM 6:                    ITEM 8:
                                                                            ITEM 5:    INVESTMENT             VOTING AUTHORITY
                                                      ITEM 3:    ITEM 4:   SHARES OR   DISCRETION           -------------------
           ITEM 1:                       ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -------------  ITEM 7:  (A)    (B)     (C)
       NAME OF ISSUER                 TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A)  (B)  (C) MANAGERS SOLE   SHARED  NONE
------------------------------------ --------------- --------- ----------- --------- ---  ---  --- -------- ----  -------  ----
BIOMET INC.                          COMMON STOCK    090613100      563376    12984             xx                   5128
                                                                                                xx    12              800
                                                                                                xx    32             7056
BRISTOL-MYERS SQUIBB CO.             COMMON STOCK    110122108      693021    27050             xx                   9350
                                                                                                xx    32            17700
CANADIAN NATIONAL RAILWAY CO.        COMMON STOCK    136375102     1111626    18149             xx                   6924
                                                                                                xx    12             1500
                                                                                                xx    32             9725
CAPITOL ONE FINL CORP.               COMMON STOCK    14040H105      492629     5850             xx                   5850
CEDAR FAIR L P                       COMMON STOCK    150185106      360255    10950             xx                  10950
CHARLES RIVER LABORATORIES INTL INC. COMMON STOCK    159864107      243853     5300             xx                   5300
CHEVRONTEXACO CORP                   COMMON STOCK    166764100      316425     6026             xx                   2042
                                                                                                xx    12              800
                                                                                                xx    32             3184

                                                                         PAGE: 4

AS OF: DECEMBER 31, 2004     FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                        ITEM 6:                    ITEM 8:
                                                                            ITEM 5:    INVESTMENT             VOTING AUTHORITY
                                                      ITEM 3:    ITEM 4:   SHARES OR   DISCRETION           -------------------
           ITEM 1:                       ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -------------  ITEM 7:  (A)    (B)     (C)
       NAME OF ISSUER                 TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A)  (B)  (C) MANAGERS SOLE   SHARED  NONE
------------------------------------ --------------- --------- ----------- --------- ---  ---  --- -------- ----  -------  ----
CISCO SYS INC.                       COMMON STOCK    17275R102      396427    20519             xx                  12321
                                                                                                xx    32             8198
CITIGROUP INC.                       COMMON STOCK    172967101      374648     7776             xx                   7376
                                                                                                xx    32              400
COGNEX                               COMMON STOCK    192422103      425475    15250             xx                  13450
                                                                                                xx    32             1800
CONEXANT SYSTEMS INC.                COMMON STOCK    207142100       38101    19146             xx                  19146
DELL INC.                            COMMON STOCK    24702R101      212807     5050             xx                   5050
DEVRY INC.                           COMMON STOCK    251893103      218736    12600             xx                  12600
DOMINION RESOURCES INC.              V A NEW         25746U109      267573     3950             xx                   3950
DOW JONES & CO. INC.                 COMMON STOCK    260561105    10324496   239770             xx                  79182
                                                                                                xx    32           160588

                                                                         PAGE: 5

AS OF: DECEMBER 31, 2004     FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                        ITEM 6:                    ITEM 8:
                                                                            ITEM 5:    INVESTMENT             VOTING AUTHORITY
                                                      ITEM 3:    ITEM 4:   SHARES OR   DISCRETION           -------------------
           ITEM 1:                       ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -------------  ITEM 7:  (A)    (B)     (C)
       NAME OF ISSUER                 TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A)  (B)  (C) MANAGERS SOLE   SHARED  NONE
------------------------------------ --------------- --------- ----------- --------- ---  ---  --- -------- ----  -------  ----
DOW JONES & CO. INC.                 CLASS B         260561204    28315180   657575             xx                 261454
                                     (RESTRICTED)                                               xx    32           396121
E I DU PONT DE NEMOURS & CO.         COMMON STOCK    263534109      348255     7100             xx                   6100
                                                                                                xx    12             1000
E M C CORP.                          COMMON STOCK    268648102      473610    31850             xx                  17650
                                                                                                xx    12             2000
                                                                                                xx    32            12200
EMERSON ELECTRIC CO.                 COMMON STOCK    291011104     1365198    19475             xx                   7425
                                                                                                xx    12             1100
                                                                                                xx    32            10950
ENCANA CORP                          COMMON STOCK    292505104     1388042    24326             xx                  13142
                                                                                                xx    12             1500
                                                                                                xx    32             9684
EXXON MOBIL CORP.                    COMMON STOCK    30231G102     2278661    44453             xx                  20211
                                                                                                xx    12             2400
                                                                                                xx    32            21842
FUEL CELL ENERGY INC.                COMMON STOCK    35952H106      208395    21050             xx                  16350
                                                                                                xx    32             4700

                                                                         PAGE: 6

AS OF: DECEMBER 31, 2004     FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                        ITEM 6:                    ITEM 8:
                                                                            ITEM 5:    INVESTMENT             VOTING AUTHORITY
                                                      ITEM 3:    ITEM 4:   SHARES OR   DISCRETION           -------------------
           ITEM 1:                       ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -------------  ITEM 7:  (A)    (B)     (C)
       NAME OF ISSUER                 TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A)  (B)  (C) MANAGERS SOLE   SHARED  NONE
------------------------------------ --------------- --------- ----------- --------- ---  ---  --- -------- ----  -------  ----
GENERAL ELECTRIC CO.                 COMMON STOCK    369604103     2104736    57664             xx                  36632
                                                                                                xx    12             5600
                                                                                                xx    32            15432
GENERAL MILLS INC.                   COMMON STOCK    370334104      504557    10150             xx                   6750
                                                                                                xx    32             3400
HARLEY DAVIDSON INC.                 COMMON STOCK    412822108      221738     3650             xx                   3650
IGATE CORP.                          COMMON STOCK    45169U105       82215    20300             xx                  20300
INSIGHT COMMUNICATIONS CL A          COMMON STOCK    45768V108      125145    13500             xx                  13500
INTEL CORPORATION                    COMMON STOCK    458140100     1810924    77423             xx                  42171
                                                                                                xx    12             2700
                                                                                                xx    32            32552
INTL BUSINESS MACHINES               COMMON STOCK    459200101      290910     2951             xx                   1651
                                                                                                xx    12             1200
                                                                                                xx    32              100

                                                                         PAGE: 7

AS OF: DECEMBER 31, 2004     FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                        ITEM 6:                    ITEM 8:
                                                                            ITEM 5:    INVESTMENT             VOTING AUTHORITY
                                                      ITEM 3:    ITEM 4:   SHARES OR   DISCRETION           -------------------
           ITEM 1:                       ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -------------  ITEM 7:  (A)    (B)     (C)
       NAME OF ISSUER                 TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A)  (B)  (C) MANAGERS SOLE   SHARED  NONE
------------------------------------ --------------- --------- ----------- --------- ---  ---  --- -------- ----  -------  ----
IVAX CORP                            CORPORATE BONDS 465823AG7     2762142  2762142             xx                1175714
                                                                                                xx    12           175000
                                                                                                xx    32          1411418
JACOBS ENGINEERING GROUP             COMMON STOCK    469814107      204302     4275             xx                   4275
JEFFERSON-PILOT CORP.                COMMON STOCK    475070108     2071178    39861             xx                  14775
                                                                                                xx    12             2350
                                                                                                xx    32            22736
JOHNSON & JOHNSON                    COMMON STOCK    478160104     2463613    38846             xx                  20525
                                                                                                xx    12             3950
                                                                                                xx    32            14371
KEYSPAN CORP.                        COMMON STOCK    49337W100      232755     5900             xx                   5900
KINDER MORGAN ENERGY LTD PARTNERSHIP COMMON STOCK    494550106      219434     4950             xx                   4950
KOPIN                                COMMON STOCK    500600101      193601    50026             xx                  24342
                                                                                                xx    32            25684

                                                                         PAGE: 8

AS OF: DECEMBER 31, 2004     FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                        ITEM 6:                    ITEM 8:
                                                                            ITEM 5:    INVESTMENT             VOTING AUTHORITY
                                                      ITEM 3:    ITEM 4:   SHARES OR   DISCRETION           -------------------
           ITEM 1:                       ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -------------  ITEM 7:  (A)    (B)     (C)
       NAME OF ISSUER                 TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A)  (B)  (C) MANAGERS SOLE   SHARED  NONE
------------------------------------ --------------- --------- ----------- --------- ---  ---  --- -------- ----  -------  ----
LOWES COMPANIES INC.                 COMMON STOCK    548661107      293709     5100             xx                   5100
MERCK & CO. INC.                     COMMON STOCK    589331107     1416281    44066             xx                  16936
                                                                                                xx    12             2750
                                                                                                xx    32            24380
MICROSOFT CORP.                      COMMON STOCK    594918104     1007184    37694             xx                  29378
                                                                                                xx    12              200
                                                                                                xx    32             8116
N C O GROUP INC.                     COMMON STOCK    628858102      222310     8600             xx                   8600
NATIONAL CITY CORP                   COMMON STOCK    635405103      232810     6200             xx                   4600
                                                                                                xx    12             1600
NOKIA CORP. ADR A                    COMMON STOCK    654902204      700700    44716             xx                  22588
                                                                                                xx    12             1600
                                                                                                xx    32            20528
NOBLE ENERGY INC.                    COMMON STOCK    655044105      332964     5400             xx                   5400

                                                                         PAGE: 9

AS OF: DECEMBER 31, 2004     FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                        ITEM 6:                    ITEM 8:
                                                                            ITEM 5:    INVESTMENT             VOTING AUTHORITY
                                                      ITEM 3:    ITEM 4:   SHARES OR   DISCRETION           -------------------
           ITEM 1:                       ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -------------  ITEM 7:  (A)    (B)     (C)
       NAME OF ISSUER                 TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A)  (B)  (C) MANAGERS SOLE   SHARED  NONE
------------------------------------ --------------- --------- ----------- --------- ---  ---  --- -------- ----  -------  ----
ORACLE CORP                          COMMON STOCK    68389X105      401639    29274             xx                  14158
                                                                                                xx    12             1000
                                                                                                xx    32            14116
PEPSICO INC.                         COMMON STOCK    713448108      684707    13117             xx                   9173
                                                                                                xx    12              800
                                                                                                xx    32             3144
PFIZER INC.                          COMMON STOCK    717081103      794196    29535             xx                  18279
                                                                                                xx    12             6000
                                                                                                xx    32             5256
PROCTER & GAMBLE CO.                 COMMON STOCK    742718109     1898277    34464             xx                  13776
                                                                                                xx    12             5100
                                                                                                xx    32            15588
QUESTAR CORP.                        COMMON STOCK    748356102      450996     8850             xx                   8850
ROCKWELL AUTOMATION INC              COMMON STOCK    773903109      292345     5900             xx                   5900
ROCKWELL COLLINS INC                 COMMON STOCK    774341101      446461    11320             xx                  11320

                                                                        PAGE: 10

AS OF: DECEMBER 31, 2004     FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                        ITEM 6:                    ITEM 8:
                                                                            ITEM 5:    INVESTMENT             VOTING AUTHORITY
                                                      ITEM 3:    ITEM 4:   SHARES OR   DISCRETION           -------------------
           ITEM 1:                       ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -------------  ITEM 7:  (A)    (B)     (C)
       NAME OF ISSUER                 TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A)  (B)  (C) MANAGERS SOLE   SHARED  NONE
------------------------------------ --------------- --------- ----------- --------- ---  ---  --- -------- ----  -------  ----
J M SMUCKER CO NEW                   COMMON STOCK    832696405      901014    19142             xx                   9814
                                                                                                xx    12             1100
                                                                                                xx    32             8228
SNAP ON INC                          COMMON STOCK    833034101      496502    14450             xx                   7550
                                                                                                xx    12              600
                                                                                                xx    32             6300
STANDARD PACIFIC CORP.               COMMON STOCK    85375C101      506706     7900             xx                   7900
STATE STREET CORP                    COMMON STOCK    857477103      478871     9749             xx                   5249
                                                                                                xx    32             4500
T C F FINANCIAL CORP.                COMMON STOCK    872275102      247478     7700             xx                   7700
3 M COMPANY                          COMMON STOCK    88579Y101     1413410    17222             xx                   3448
                                                                                                xx    12             1900
                                                                                                xx    32            11874
UNITED NATURAL FOODS INC             COMMON STOCK    911163103      343406    11042             xx                   2514
                                                                                                xx    32             8528

                                                                        PAGE: 11

AS OF: DECEMBER 31, 2004     FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                        ITEM 6:                    ITEM 8:
                                                                            ITEM 5:    INVESTMENT             VOTING AUTHORITY
                                                      ITEM 3:    ITEM 4:   SHARES OR   DISCRETION           -------------------
           ITEM 1:                       ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -------------  ITEM 7:  (A)    (B)     (C)
       NAME OF ISSUER                 TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A)  (B)  (C) MANAGERS SOLE   SHARED  NONE
------------------------------------ --------------- --------- ----------- --------- ---  ---  --- -------- ----  -------  ----
UNIVERSAL FOREST PRODUCTS            COMMON STOCK    913543104      486080    11200             xx                  11200
WALGREEN CO                          COMMON STOCK    931422109      273386     7125             xx                   6550
                                                                                                xx    32              575
WYETH                                COMMON STOCK    983024100      759806    17840             xx                   7393
                                                                                                xx    32            10447
AGGREGATE TOTAL:                                                92,842,446